UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)

Stefanie V. Chang Yu, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-869-6397

Date of fiscal year end:	10/31

Date of reporting period:	7/1/11 – 6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2011 - 06/30/2012
Morgan Stanley Global Fixed Income Opportunities Fund

============ Morgan Stanley Global Fixed Income Opportunities Fund =============

PNM RESOURCES, INC.

Ticker:       PNM            Security ID:  69349H107
Meeting Date: MAY 15, 2012   Meeting Type: Annual
Record Date:  MAR 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Adelmo E. Archuleta      For       For          Management
1.2   Elect Director Patricia K. Collawn      For       For          Management
1.3   Elect Director Julie A. Dobson          For       For          Management
1.4   Elect Director Alan J. Fohrer           For       For          Management
1.5   Elect Director Robert R. Nordhaus       For       For          Management
1.6   Elect Director Manuel T. Pacheco        For       For          Management
1.7   Elect Director Bonnie S. Reitz          For       For          Management
1.8   Elect Director Donald K. Schwanz        For       For          Management
1.9   Elect Director Bruce W. Wilkinson       For       For          Management
1.10  Elect Director Joan B. Woodard          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*
/s/ Arthur Lev

Arthur Lev

President and Principal Executive Officer

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.